Business Combinations - Summary of Fair Value of Assets Acquired, Liabilities Assumed and Stockholders' Equity Exchanged (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Nov. 13, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Cash and cash equivalents	$ 48,348
Securities available for sale	44,372
Loans	179,408
Premises and equipment	8,727
Federal Home Loan Bank stock	1,540
Bank owned life insurance	4,585
Deferred tax asset	2,095
Goodwill	9,500
Core deposit intangible	655
Accrued interest receivable	685
Other real estate owned	32
Other assets	98
Total assets acquired	300,045
Deposits	225,927
Federal Home Loan Bank advances	31,480
Other borrowings	3,285
Other liabilities	729
Preferred Stock	5,700
Total liabilities assumed	267,121
Net assets acquired	$ 32,924
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 10,183
Securities available for sale			44,372
Loans			171,476
Premises and equipment			6,097
Federal Home Loan Bank stock			1,540
Bank owned life insurance			4,585
Deferred tax asset			2,095
Goodwill			8,662
Core deposit intangible			588
Accrued interest receivable			685
Other real estate owned			32
Other assets			82
Total assets acquired			250,397
Deposits			178,912
Federal Home Loan Bank advances			31,480
Other borrowings			3,285
Other liabilities			726
Preferred Stock			5,700
Total liabilities assumed			220,103
Net assets acquired			$ 30,294
First Federal Branch Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 38,165
Loans		7,932
Premises and equipment		2,630
Goodwill		838
Core deposit intangible		67
Other assets		16
Total assets acquired		49,648
Deposits		47,015
Other liabilities		3
Total liabilities assumed		47,018
Net assets acquired		$ 2,630